Loans and Obligations - Summary of Consideration Payable On Financial Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SPS Capital Gestao De Recursos Limited A [Member]
Disclosure Of Consideration Payable On Financial Liability [Line Items]
Beginning balance	R$ 9	R$ 48,200
Obligations acquired		0
Interest expense	0	3,145
Principal paid	0	(51,336)
Closing balance	9	9
Interest paid	0
Current	0
Non-current	9
MAV Business Combination [Member]
Disclosure Of Consideration Payable On Financial Liability [Line Items]
Beginning balance	10,533	0
Obligations acquired		10,000
Interest expense	859	533
Principal paid	(5,000)	0
Closing balance	6,020	R$ 10,533
Interest paid	(372)
Current	0
Non-current	R$ 6,020